ASSETS HELD FOR SALE AND INVENTORIES, NET - Summary of bank's inventories (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
ASSETS HELD FOR SALE AND INVENTORIES, NET
Lands and buildings	$ 356,480	$ 250,543
Vehicles	49,951	41,853
Machinery	31,307	20,527
Total inventory cost	437,738	312,923
Impairment	(43,384)	(22,318)
Total inventories, net	$ 394,354	$ 290,605